THRIVENT MUTUAL FUNDS

625 Fourth Avenue South

Minneapolis, Minnesota 55415

December 7, 2009

Securities and Exchange Commission

Branch of Document Control

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Mutual Funds (the “Registrant”)
Securities Act of 1933 File No. 33-12911
Post-Effective Amendment No. 65 to the Form N-1A Registration Statement

Ladies and Gentlemen:

Enclosed herewith for filing is Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A of the Registrant, filed in accordance with Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”). The amendment is being filed to add one new series to the Registrant (the Thrivent Government Bond Fund) and to conform the Registrant’s prospectuses (Class A and Institutional Class) to the revised Form N-1A disclosure requirements related to the summary prospectus initiative.

If you have any questions about this filing, please contact me at (612) 844-5704.

Sincerely,

/s/ John L. Sullivan
John L. Sullivan
Assistant Secretary